GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 54,191		$ 82,807	$ 36,958
Negative working capital	6,524,049		(6,469,779)
Accumulated deficit	37,247,403		36,808,403	13,835,294
Net cash used in operating activities	412,213	$ 248,739	1,276,439	$ 1,430,312
Negative working capital	$ (6,524,049)		$ 6,469,779